UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         August 13, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    120

Form 13F Information Table Value Total:    $394,566
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

1.                                         Fox Point Fund LP
2.                                         Fox Point Offshore, Ltd.
3.                                         Fox Point QP Fund LP

                                                    FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE    SHARED  NONE
ABBOTT LABS                            COM          002824100     1,026     15,918 SH          DEFINED     1       15,918
ABBOTT LABS                            COM          002824100     1,253     19,440 SH          DEFINED     2       19,440
ABBOTT LABS                            COM          002824100     4,167     64,642 SH          DEFINED     3       64,642
ADVISORY BRD CO                        COM          00762W107       316      6,367 SH          DEFINED     1        6,367
ADVISORY BRD CO                        COM          00762W107       386      7,776 SH          DEFINED     2        7,776
ADVISORY BRD CO                        COM          00762W107     1,282     25,857 SH          DEFINED     3       25,857
AMAZON COM INC                         COM          023135106     4,543     19,897 SH          DEFINED     1       19,897
AMAZON COM INC                         COM          023135106     5,549     24,300 SH          DEFINED     2       24,300
AMAZON COM INC                         COM          023135106    18,451     80,803 SH          DEFINED     3       80,803
APPLE INC                              COM          037833100     2,091      3,581 SH          DEFINED     1        3,581
APPLE INC                              COM          037833100     2,554      4,374 SH          DEFINED     2        4,374
APPLE INC                              COM          037833100     8,494     14,545 SH          DEFINED     3       14,545
BROOKFIELD INFRAST PARTNERS        LP INT UNIT      G16252101       668     19,897 SH          DEFINED     1       19,897
BROOKFIELD INFRAST PARTNERS        LP INT UNIT      G16252101       816     24,301 SH          DEFINED     2       24,301
BROOKFIELD INFRAST PARTNERS        LP INT UNIT      G16252101     2,713     80,802 SH          DEFINED     3       80,802
CME GROUP INC                          COM          12572Q105       534      1,990 SH          DEFINED     1        1,990
CME GROUP INC                          COM          12572Q105       652      2,430 SH          DEFINED     2        2,430
CME GROUP INC                          COM          12572Q105     2,166      8,080 SH          DEFINED     3        8,080
COCA COLA FEMSA S A B DE C V     SPON ADR REP L     191241108     1,458     11,142 SH          DEFINED     1       11,142
COCA COLA FEMSA S A B DE C V     SPON ADR REP L     191241108     1,781     13,608 SH          DEFINED     2       13,608
COCA COLA FEMSA S A B DE C V     SPON ADR REP L     191241108     5,922     45,250 SH          DEFINED     3       45,250
DISCOVER FINL SVCS                     COM          254709108       688     19,897 SH          DEFINED     1       19,897
DISCOVER FINL SVCS                     COM          254709108       840     24,300 SH          DEFINED     2       24,300
DISCOVER FINL SVCS                     COM          254709108     2,794     80,803 SH          DEFINED     3       80,803
DOLLAR TREE INC                        COM          256746108       856     15,918 SH          DEFINED     1       15,918
DOLLAR TREE INC                        COM          256746108     1,046     19,440 SH          DEFINED     2       19,440
DOLLAR TREE INC                        COM          256746108     3,478     64,642 SH          DEFINED     3       64,642
EDWARDS LIFESCIENCES CORP              COM          28176E108     2,055     19,897 SH          DEFINED     1       19,897
EDWARDS LIFESCIENCES CORP              COM          28176E108     2,510     24,297 SH          DEFINED     2       24,297
EDWARDS LIFESCIENCES CORP              COM          28176E108     8,347     80,806 SH          DEFINED     3       80,806
EQUINIX INC                          COM NEW        29444U502     1,398      7,959 SH          DEFINED     1        7,959
EQUINIX INC                          COM NEW        29444U502     1,707      9,720 SH          DEFINED     2        9,720
EQUINIX INC                          COM NEW        29444U502     5,677     32,321 SH          DEFINED     3       32,321
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS     344419106     1,776     19,897 SH          DEFINED     1       19,897
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS     344419106     2,169     24,300 SH          DEFINED     2       24,300
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS     344419106     7,212     80,803 SH          DEFINED     3       80,803
GRACE W R & CO DEL NEW                 COM          38388F108     1,004     19,897 SH          DEFINED     1       19,897
GRACE W R & CO DEL NEW                 COM          38388F108     1,226     24,300 SH          DEFINED     2       24,300
GRACE W R & CO DEL NEW                 COM          38388F108     4,077     80,803 SH          DEFINED     3       80,803
HUMANA INC                             COM          444859102     2,157     27,856 SH          DEFINED     1       27,856
HUMANA INC                             COM          444859102     2,634     34,019 SH          DEFINED     2       34,019
HUMANA INC                             COM          444859102     8,760    113,125 SH          DEFINED     3      113,125
KINDER MORGAN INC DEL                  COM          49456B101     2,564     79,590 SH          DEFINED     1       79,590
KINDER MORGAN INC DEL                  COM          49456B101     3,131     97,191 SH          DEFINED     2       97,191
KINDER MORGAN INC DEL                  COM          49456B101    10,414    323,219 SH          DEFINED     3      323,219
KINDER MORGAN INC DEL           *W EXP 05/25/201    49456B119     1,289    596,880 SH          DEFINED     1      596,880
KINDER MORGAN INC DEL           *W EXP 05/25/201    49456B119     1,575    729,058 SH          DEFINED     2      729,058
KINDER MORGAN INC DEL           *W EXP 05/25/201    49456B119     5,236  2,424,062 SH          DEFINED     3    2,424,062
LENNAR CORP                            CL A         526057104     1,230     39,794 SH          DEFINED     1       39,794
LENNAR CORP                            CL A         526057104     1,502     48,599 SH          DEFINED     2       48,599
LENNAR CORP                            CL A         526057104     4,995    161,607 SH          DEFINED     3      161,607
MASTERCARD INC                         CL A         57636Q104       856      1,990 SH          DEFINED     1        1,990
MASTERCARD INC                         CL A         57636Q104     1,045      2,430 SH          DEFINED     2        2,430
MASTERCARD INC                         CL A         57636Q104     3,475      8,080 SH          DEFINED     3        8,080
MEDIVATION INC                         COM          58501N101       546      5,969 SH          DEFINED     1        5,969
MEDIVATION INC                         COM          58501N101       666      7,290 SH          DEFINED     2        7,290
MEDIVATION INC                         COM          58501N101     2,216     24,241 SH          DEFINED     3       24,241
MICHAEL KORS HLDGS LTD                 SHS          G60754101     1,665     39,793 SH          DEFINED     1       39,793
MICHAEL KORS HLDGS LTD                 SHS          G60754101     2,034     48,602 SH          DEFINED     2       48,602
MICHAEL KORS HLDGS LTD                 SHS          G60754101     6,762    161,605 SH          DEFINED     3      161,605
MONSTER BEVERAGE CORP                  COM          611740101     4,250     59,691 SH          DEFINED     1       59,691
MONSTER BEVERAGE CORP                  COM          611740101     5,190     72,899 SH          DEFINED     2       72,899
MONSTER BEVERAGE CORP                  COM          611740101    17,260    242,410 SH          DEFINED     3      242,410
NATIONSTAR MTG HLDGS INC               COM          63861C109       223     10,346 SH          DEFINED     1       10,346
NATIONSTAR MTG HLDGS INC               COM          63861C109       272     12,636 SH          DEFINED     2       12,636
NATIONSTAR MTG HLDGS INC               COM          63861C109       904     42,018 SH          DEFINED     3       42,018
NEWS CORP                              CL A         65248E104     1,774     79,588 SH          DEFINED     1       79,588
NEWS CORP                              CL A         65248E104     2,167     97,199 SH          DEFINED     2       97,199
NEWS CORP                              CL A         65248E104     7,204    323,213 SH          DEFINED     3      323,213
PENN NATL GAMING INC                   COM          707569109       887     19,897 SH          DEFINED     1       19,897
PENN NATL GAMING INC                   COM          707569109     1,084     24,301 SH          DEFINED     2       24,301
PENN NATL GAMING INC                   COM          707569109     3,603     80,802 SH          DEFINED     3       80,802
PRICELINE COM INC                   COM NEW         741503403     2,644      3,979 SH          DEFINED     1        3,979
PRICELINE COM INC                   COM NEW         741503403     3,230      4,860 SH          DEFINED     2        4,860
PRICELINE COM INC                   COM NEW         741503403    10,739     16,161 SH          DEFINED     3       16,161
RED HAT INC                            COM          756577102       450      7,959 SH          DEFINED     1        7,959
RED HAT INC                            COM          756577102       549      9,720 SH          DEFINED     2        9,720
RED HAT INC                            COM          756577102     1,825     32,321 SH          DEFINED     3       32,321
SALLY BEAUTY HLDGS INC                 COM          79546E104       666     25,866 SH          DEFINED     1       25,866
SALLY BEAUTY HLDGS INC                 COM          79546E104       813     31,590 SH          DEFINED     2       31,590
SALLY BEAUTY HLDGS INC                 COM          79546E104     2,704    105,044 SH          DEFINED     3      105,044
SBA COMMUNICATIONS CORP                COM          78388J106     2,724     47,753 SH          DEFINED     1       47,753
SBA COMMUNICATIONS CORP                COM          78388J106     3,327     58,319 SH          DEFINED     2       58,319
SBA COMMUNICATIONS CORP                COM          78388J106    11,064    193,928 SH          DEFINED     3      193,928
SHERWIN WILLIAMS CO                    COM          824348106     3,160     23,876 SH          DEFINED     1       23,876
SHERWIN WILLIAMS CO                    COM          824348106     3,859     29,160 SH          DEFINED     2       29,160
SHERWIN WILLIAMS CO                    COM          824348106    12,833     96,964 SH          DEFINED     3       96,964
SIX FLAGS ENTMT CORP NEW               COM          83001A102     1,078     19,897 SH          DEFINED     1       19,897
SIX FLAGS ENTMT CORP NEW               COM          83001A102     1,317     24,300 SH          DEFINED     2       24,300
SIX FLAGS ENTMT CORP NEW               COM          83001A102     4,378     80,803 SH          DEFINED     3       80,803
STARBUCKS CORP                         COM          855244109       637     11,938 SH          DEFINED     1       11,938
STARBUCKS CORP                         COM          855244109       777     14,580 SH          DEFINED     2       14,580
STARBUCKS CORP                         COM          855244109     2,585     48,482 SH          DEFINED     3       48,482
SXC HEALTH SOLUTIONS CORP              COM          78505P100     1,974     19,897 SH          DEFINED     1       19,897
SXC HEALTH SOLUTIONS CORP              COM          78505P100     2,411     24,300 SH          DEFINED     2       24,300
SXC HEALTH SOLUTIONS CORP              COM          78505P100     8,016     80,803 SH          DEFINED     3       80,803
TERADATA CORP DEL                      COM          88076W103       573      7,959 SH          DEFINED     1        7,959
TERADATA CORP DEL                      COM          88076W103       700      9,720 SH          DEFINED     2        9,720
TERADATA CORP DEL                      COM          88076W103     2,327     32,321 SH          DEFINED     3       32,321
TEXAS CAPITAL BANCSHARES INC           COM          88224Q107       643     15,918 SH          DEFINED     1       15,918
TEXAS CAPITAL BANCSHARES INC           COM          88224Q107       785     19,440 SH          DEFINED     2       19,440
TEXAS CAPITAL BANCSHARES INC           COM          88224Q107     2,611     64,642 SH          DEFINED     3       64,642
TRACTOR SUPPLY CO                      COM          892356106       330      3,979 SH          DEFINED     1        3,979
TRACTOR SUPPLY CO                      COM          892356106       404      4,860 SH          DEFINED     2        4,860
TRACTOR SUPPLY CO                      COM          892356106     1,342     16,161 SH          DEFINED     3       16,161
TRANSDIGM GROUP INC                    COM          893641100     2,116     15,759 SH          DEFINED     1       15,759
TRANSDIGM GROUP INC                    COM          893641100     2,585     19,245 SH          DEFINED     2       19,245
TRANSDIGM GROUP INC                    COM          893641100     8,595     63,996 SH          DEFINED     3       63,996
US BANCORP DEL                      COM NEW         902973304       640     19,897 SH          DEFINED     1       19,897
US BANCORP DEL                      COM NEW         902973304       781     24,300 SH          DEFINED     2       24,300
US BANCORP DEL                      COM NEW         902973304     2,599     80,803 SH          DEFINED     3       80,803
VERISIGN INC                           COM          92343E102     4,161     95,506 SH          DEFINED     1       95,506
VERISIGN INC                           COM          92343E102     5,082    116,638 SH          DEFINED     2      116,638
VERISIGN INC                           COM          92343E102    16,899    387,856 SH          DEFINED     3      387,856
VERISK ANALYTICS INC                   CL A         92345Y106     2,940     59,691 SH          DEFINED     1       59,691
VERISK ANALYTICS INC                   CL A         92345Y106     3,591     72,899 SH          DEFINED     2       72,899
VERISK ANALYTICS INC                   CL A         92345Y106    11,941    242,410 SH          DEFINED     3      242,410
VISA INC                            COM CL A        92826C839     2,214     17,907 SH          DEFINED     1       17,907
VISA INC                            COM CL A        92826C839     2,704     21,870 SH          DEFINED     2       21,870
VISA INC                            COM CL A        92826C839     8,991     72,723 SH          DEFINED     3       72,723










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